Leases - Summary of Movement of Lease Liabilities (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Opening Balance		$ 392,822	$ 280,869
Lease additions and modifications		482,717	311,986
Interest charged for the year		30,272	8,678
Disposals		(8,145)	0
Interest expense paid for the year	[1]	(226,494)	(211,974)	$ (222,536)
Interest paid for the year		(30,328)	(8,818)
Foreign exchange adjustments		(7,816)	12,081
Closing Balance		$ 633,028	$ 392,822	$ 280,869

[1]	Non-cash financing activities relate mainly to the following: Fair value movement of convertible notes disclosed in Note 16 to the financial statements. Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.